Schedule of Provision for judicial and administrative proceedings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Legal proceedings provision	$ 18,082	$ 16,469
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision	17,081	15,995	$ 20,631	$ 14,067
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision	980	470	300	209
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision	$ 21	$ 4	$ 21